STOCK-BASED COMPENSATION - Summary Of Share-based Payment Arrangement, Option, Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Balance at beginning of period (in shares)	432,500
Granted (in shares)	0
Exercised (in shares)	0
Forfeited and Cancelled (in shares)	(432,500)
Expired (in shares)	0
Balance at end of period (in shares)	0	432,500
Weighted Average Grant Date Fair Value per Option (Amount)
Balance at beginning of period (in dollars per share)	$ 15.45
Granted (in dollars per share)	0
Exercised (in dollars per share)	0
Expired (in dollars per share)	0
Cancelled (in dollars per share)	15.45
Balance at end of period (in dollars per share)	0	$ 15.45
Weighted Average Exercise Price (Amount)
Balance at beginning of period (in dollars per share)	141.53
Granted (in dollars per share)	0
Exercised (in dollars per share)	0
Expired (in dollars per share)	0
Cancelled (in dollars per share)	141.53
Balance at end of period (in dollars per share)	$ 0	$ 141.53
Weighted Average Remaining Contractual Term (Years)
Term of options outstanding		7 years 8 months 12 days
Term of options cancelled		7 years 8 months 12 days